Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,790	$ 13,484	$ 14,889	$ 16,006	$ 22,536	$ 20,144	$ 24,091	$ 30,006	$ 34,556	$ 42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,949	12,790	12,955	12,253	16,370	13,626	15,999	17,795	21,124	25,557
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,949	12,790	12,955	12,253	16,370	13,626	15,999	17,795	21,124	25,557
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000	13,537	14,843	15,780	13,583	21,972	19,186	21,009	26,095	33,778	35,148
S&P 500 Materials Index
Account Value [Line Items]
Accumulated Value	10,000	11,859	13,033	13,450	13,301	19,754	18,031	20,756	22,560	22,980	26,825
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	11,247	12,046	13,611	15,094	19,309	19,959	21,032	23,488	22,102	26,500
S&P 500 Consumer Staples Index
Account Value [Line Items]
Accumulated Value	10,000	10,306	9,901	11,524	11,942	14,723	15,702	16,739	18,104	20,306	21,421
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	13,389	17,580	20,100	27,315	38,897	33,621	47,158	66,859	76,955	105,800
S&P 500 Energy Index
Account Value [Line Items]
Accumulated Value	10,000	9,586	11,598	10,062	6,431	9,606	13,447	15,970	18,501	17,769	22,929
S&P 500 Energy Index
Account Value [Line Items]
Accumulated Value	10,000	9,586	11,598	10,062	6,431	9,606	13,447	15,970	18,501	17,769	22,929
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000	13,537	14,843	15,780	13,583	21,972	19,186	21,009	26,095	33,778	35,148
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	11,247	12,046	13,611	15,094	19,309	19,959	21,032	23,488	22,102	26,500
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	13,389	17,580	20,100	27,315	38,897	33,621	47,158	66,859	76,955	105,800
S&P 500 Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value	10,000	11,690	14,443	15,912	17,915	24,559	18,617	23,220	26,258	31,090	34,032
S&P 500 Materials Index
Account Value [Line Items]
Accumulated Value	10,000	11,859	13,033	13,450	13,301	19,754	18,031	20,756	22,560	22,980	26,825
MSCI U.S. REIT Index
Account Value [Line Items]
Accumulated Value	10,000	9,818	10,168	11,293	9,840	13,585	12,713	12,702	13,667	14,886	18,034
S&P 500 Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value	10,000	11,690	14,443	15,912	17,915	24,559	18,617	23,220	26,258	31,090	34,032
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	13,389	17,580	20,100	27,315	38,897	33,621	47,158	66,859	76,955	105,800
S&P 500 Telecommunications Services Index
Account Value [Line Items]
Accumulated Value	10,000	8,434	8,110	8,674	8,234	8,564	7,864	6,155	7,229	9,228	7,389
S&P 500 Industrials Index
Account Value [Line Items]
Accumulated Value	10,000	12,227	12,880	14,223	12,940	19,596	16,967	21,237	24,534	30,149	38,377
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	10,000	10,247	10,597	12,614	12,347	14,294	16,338	15,737	16,968	20,939	23,915
Dow Jones Industrial Average
Account Value [Line Items]
Accumulated Value	10,000	12,212	14,203	15,936	15,850	21,610	19,654	22,450	26,047	29,881	36,051
Dow Jones Industrial Average
Account Value [Line Items]
Accumulated Value	10,000	12,212	14,203	15,936	15,850	21,610	19,654	22,450	26,047	29,881	36,051
S&P MidCap 400 Index
Account Value [Line Items]
Accumulated Value	10,000	11,857	13,458	13,641	12,728	19,503	16,648	19,580	22,238	23,912	30,101
S&P MidCap 400 Index
Account Value [Line Items]
Accumulated Value	10,000	11,857	13,458	13,641	12,728	19,503	16,648	19,580	22,238	23,912	30,101
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,939	16,304	17,961	24,028	34,685	27,617	36,767	48,080	55,823	75,018
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,939	16,304	17,961	24,028	34,685	27,617	36,767	48,080	55,823	75,018
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,939	16,304	17,961	24,028	34,685	27,617	36,767	48,080	55,823	75,018
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,460	14,649	14,164	13,226	21,429	16,029	18,002	19,812	21,334	30,034
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,460	14,649	14,164	13,226	21,429	16,029	18,002	19,812	21,334	30,034
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,460	14,649	14,164	13,226	21,429	16,029	18,002	19,812	21,334	30,034
S&P 500 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	11,735	14,411	15,164	16,665	23,805	19,189	20,189	24,922	30,843	43,266
S&P 500 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	11,934	13,461	13,702	10,392	17,168	17,112	18,209	20,102	23,239	28,985
S&P MidCap 400 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	11,608	13,492	12,544	12,785	19,358	14,033	17,010	21,475	21,632	28,757
S&P MidCap 400 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	12,451	14,099	13,656	10,619	19,661	18,247	23,108	25,431	28,115	33,973
S&P SmallCap 600 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	12,591	15,613	13,852	12,649	20,666	14,740	16,634	18,901	20,382	29,566
S&P SmallCap 600 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	11,725	13,889	11,450	8,729	17,771	15,846	18,116	19,546	20,989	30,458
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,105	10,277	13,335	11,502	9,240	8,345	7,711	7,714	7,895
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,105	10,277	13,335	11,502	9,240	8,345	7,711	7,714	7,895
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value	10,000	11,270	11,565	12,430	12,434	14,345	12,507	13,640	15,064	16,613	17,595
STOXX Europe 50 Index
Account Value [Line Items]
Accumulated Value	10,000	12,431	12,701	13,469	12,865	16,595	14,580	19,188	22,044	24,641	30,260
Nikkei-225 Stock Average Index
Account Value [Line Items]
Accumulated Value	10,000	12,862	14,320	13,659	14,309	18,485	16,945	21,308	25,413	25,994	44,981
U.S. Dollar Index
Account Value [Line Items]
Accumulated Value	10,000	9,968	9,846	10,019	10,150	9,625	10,914	10,726	11,032	10,089	10,543
U.S. Dollar Index
Account Value [Line Items]
Accumulated Value	10,000	9,968	9,846	10,019	10,150	9,625	10,914	10,726	11,032	10,089	10,543
S&P Goldman Sachs Commodity Index
Account Value [Line Items]
Accumulated Value	10,000	9,098	11,831	10,471	6,922	10,893	15,799	13,553	15,587	15,627	20,376
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000	10,049	10,186	10,421	10,591	10,601	10,619	11,000	11,594	12,137	12,603
HFRX Global Hedge Fund Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,600	$ 10,862	$ 10,650	$ 10,979	$ 12,298	$ 11,669	$ 11,822	$ 12,462	$ 13,054	$ 14,315